Business Combination	12 Months Ended
Dec. 31, 2021
Business Combination
Business Combination

Note 3:   Business Combination

On October 22, 2021 (the Closing Date), the Company consummated the business combination (the “Business Combination”) contemplated by the business combination agreement, dated as of May 16, 2021 and amended on September 24, 2021 (the “Business Combination Agreement”), by and among Seaport Global Acquisition Corp. (“Seaport”), Seaport Merger Sub LLC, a Delaware limited liability company (“Merger Sub”), Redwood Holdco, LP, a Delaware limited partnership (“Redwood Holdco”), and Redwood Intermediate, LLC, a Delaware limited liability company (“Redwood Intermediate”). Redwood Holdco is controlled by funds affiliated with or controlled by Apollo Global Management, LLC and its subsidiaries (“Apollo” or the “Sponsor”). Upon the Closing Date of the Business Combination, Seaport was reincorporated in the State of Delaware and changed its name to Redbox Entertainment Inc.

In connection with the Business Combination, the Company issued 32,770,000 shares of Class B common stock to Redwood Holdco, which have no economic rights, but entitle the holders thereof to one vote per issued share and may be exchanged on a one-for-one basis with Redwood Intermediate common units held by such holders for Class A common stock from time to time. Immediately prior to the Closing, the Company issued an aggregate of 5,000,000 shares of Class A common stock to certain investors (the “PIPE Investors”) for a purchase price of $10.00 per share, for aggregate gross proceeds of $50 million. In addition, immediately prior to the closing of the Business Combination, the Company issued an aggregate of 1,995,989 shares of Class A common stock to certain investors (the “Backstop Subscribers”) for a purchase price of $10.10 per share, for aggregate gross proceeds of approximately $20.2 million.

The Business Combination is accounted for as a reverse recapitalization in accordance with US GAAP. Under the guidance in ASC 805, Business Combinations, Seaport is treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the existing controlling equity holder of Redbox having 72.2% of the voting power of the combined company and the operations of Redbox and its subsidiaries constituting the only ongoing operations of the combined company.

Following the closing of the Business Combination, the combined company is organized in an “Up-C” structure in which the business of Redbox is operated by Redwood Intermediate and its subsidiaries and the Company’s only material direct asset consists of equity interests in Redwood Intermediate.

The Company incurred $14.5 million in direct and incremental costs related to the equity issuance, consisting primarily of investment banking, legal, accounting and other professional fees, which were recorded as a reduction of additional paid-in-capital in the accompanying Consolidated Balance Sheets. The Company also incurred $7.0 million of costs that were not direct and incremental costs and accordingly, were recorded in general and administrative expenses in the Consolidated Statements of Operations.

In connection with the consummation of the Business Combination, the Company repaid $50.0 million in outstanding loans under its Senior Facilities including $15.0 million toward outstanding borrowings under the Revolving Credit Facility and $35.0 million toward outstanding borrowings under the Term Loan B and the Term Loan B-1.

In connection with the Business Combination, Redwood Holdco and Redwood Intermediate entered into the Tax Receivable Agreement with the Sponsor and Seaport. Under the terms of the Tax Receivable Agreement, the Company generally will be required to pay to Redwood Holdco 85% of the tax savings, if any, that the Company is deemed to realize in certain circumstances as a result of certain tax attributes that exist following the Business Combination and that are created thereafter, including as a result of payments made under the Tax Receivable Agreement. As of the Closing Date and as of December 31, 2021, the liability is not deemed probable.

The Company recorded a net deferred tax asset of $19.4 million for the difference between its book value and tax basis at the time of the Business Combination. The Company has assessed the realizability of the deferred tax assets and in that analysis has considered the relevant positive and negative evidence available to determine whether it is more likely than not that some portion or all of the deferred tax assets will be realized. As a result, the Company has recorded a full valuation allowance against its deferred tax asset resulting from the Business Combination.

The following table reconciles the elements of the Business Combination to the Consolidated Statements of Cash Flows and the Consolidated Statements of Equity for the twelve months ended December 31, 2021:

Dollars in thousands	Recapitalization
Cash - Seaport's trust and cash, net of redemptions	$20,405
Cash - PIPE financing	50,000
Cash - Backstop agreement	20,159
Less: Transaction costs paid at close	(13,139)
Net Business Combination	77,425
Plus: Tax impact, net	4,442
Less: Additional capitalized transaction costs	(1,387)
Less: Warrant liability assumed	(21,297)
Net contribution from Business Combination	$59,183

The number of shares of common stock issued immediately following the consummation of the Business Combination as follows:

	Class A	Class B
	Common	Common
	Stock	Stock
Seaport common stock outstanding prior to Business Combination	14,375,000	—
Less: redemption of Seaport shares	(12,346,223)	—
Ordinary shares of Seaport	2,028,777	—
Seaport sponsor shares	3,593,750	—
Shares issued in PIPE financing	5,000,000	—
Shares issued pursuant to Backstop Agreement	1,995,989	—
Shares to Redwood Holdco shareholders	—	32,770,000
Total shares of common stock outstanding immediately after the Business Combination	12,618,516	32,770,000